Equity and Equity-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Summary of Equity-based Award Activities

A summary of the restricted stock unit (RSU) activity was as follows during the period indicated:

	Restricted Stock	Weighted Average
	Units	Grant Date Fair
Activity Type	(in thousands)	Value
Outstanding as of December 31, 2021	—	$—
Granted	3,769	6.54
Vested	(345)	8.11
Forfeited	(34)	6.43
Outstanding as of March 31, 2022	3,390	6.38

A summary of the PSU activity was as follows during the period indicated:

	Performance Stock	Weighted Average
	Units	Grant Date
Activity Type	(in thousands)	Fair Value
Outstanding as of December 31, 2021	—	$—
Granted	764	4.97
Outstanding as of March 31, 2022	764	4.97

A summary of the stock appreciation rights (SARs) activity was as follows during the period indicated:

	Stock Appreciation Rights	Weighted Average
Activity Type	(in thousands)	Exercise Price
Outstanding as of December 31, 2021	5,014	$2.95
Exercised	—	—
Forfeited	(122)	6.13
Outstanding as of March 31, 2022	4,892	2.88

A summary of the stock options activity was as follows during the period indicated:

	Stock Options	Weighted Average
Activity Type	(in thousands)	Exercise Price
Outstanding as of December 31, 2021	5,461	$0.91
Exercised	(10)	2.05
Forfeited	(35)	1.87
Outstanding as of March 31, 2022	5,416	0.91

	Stock Appreciation
	Rights	Weighted Average
	(in thousands)	Exercise Price
Outstanding as of January 1, 2021	—	$—
Effect of Reverse Recapitalization	5,028	$2.95
Forfeited	(14)	$3.56
Outstanding as of December 31, 2021	5,014	$2.95

	Stock Options	Weighted Average
	(in thousands)	Exercise Price
Outstanding at January 1, 2021	—	$—
Effect of Reverse Recapitalization	5,553	$0.93
Forfeited	(92)	$1.64
Outstanding at December 31, 2021	5,461	$0.91

Summary of Employee Equity Units

A summary of the Vacasa Employee Holdings LLC employee equity units is as follows:

	Employee Equity	Weighted-Average
	Units	Grant Date
	(in thousands)	Fair Value
Unvested outstanding as of December 31, 2021	4,954	$4.34
Vested	(847)	1.02
Forfeited	—	—
Unvested outstanding as of March 31, 2022	4,107	4.65

A summary of employee equity units is as follows (unit amounts have been converted based on the Exchange Ratio determined in accordance with the terms of the Reverse Recapitalization):

	Employee Equity
	Units	Weighted-Average
	(in thousands)	Grant Date Fair Value
Balance as of December 31, 2020	6,074	$0.93
Units granted	2,931	$6.41
Units vested in connection with Reverse Recapitalization	(3,693)	$0.76
Unvested balance as of Reverse Recapitalization	5,312	$4.10
Units vested after Reverse Recapitalization	(358)	$0.69
Units forfeited or cancelled	—	$—
Unvested balance as of December 31, 2021	4,954	$4.34

Schedule of Equity Based Compensation Expense

The Company recorded equity-based compensation expense for the periods presented in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$298	$—
Operations and support	2,454	31
Technology and development	2,761	167
Sales and marketing	2,773	239
General and administrative	3,344	406
Total equity-based compensation expense	$11,630	$843

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$113	$—	$—
Operations and support	2,574	252	—
Technology and development	3,032	641	—
Sales and marketing	8,270	372	—
General and administrative	12,989	2,084	69
Total equity-based compensation expense	$26,978	$3,349	$69